Dec. 12, 2019
Prospectus Supplement

John Hancock Municipal Securities Trust (the Trust)

Tax-Free Bond Fund (the fund)

Supplement dated December 12, 2019 to the current Prospectus (the prospectus), as may be supplemented

At an in-person meeting held on December 10-12, 2019, the Trust's Board of Trustees approved changes to the fund's principal investment strategies as set forth below. Effective December 30, 2019, the second paragraph listed under "Principal Investment Strategies" in the "Fund summary" section of the prospectus and the third paragraph listed under Principal Investment Strategies" in the "Fund details" section of the prospectus are revised and restated as follows:

The fund may buy bonds of any maturity. In a normal interest rate environment, the fund will maintain an effective duration between 4 and 6 years. If a bond's credit rating falls, the fund does not have to sell it unless the manager determines a sale is in the fund's best interest. The fund may invest heavily in bonds from any given state or region, and currently has substantial investments in obligations of New York and its agencies, instrumentalities, and/or political subdivisions. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities, and debt indexes; and inverse floating-rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns.